May 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:   Mr. Mark Cowan
        Document Control - EDGAR

RE:     RiverSource Variable Annuity Account ("Registrant")
                RiverSource(R) Builder Select Variable Annuity
                RiverSource(R) Signature One Select Variable Annuity RiverSource(R) Signature One Variable Annuity
                Wells Fargo Advantage(R) Variable Annuity
                Wells Fargo Advantage(R) Builder Variable Annuity
            File Nos.: 333-139762/811-7195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 15 (Amendment). This Amendment was filed electronically on April 20, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Dixie Carroll
    ---------------------------------
    Dixie Carroll
    Assistant General Counsel and
    Assistant Secretary